Basis of Presentation	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Presentation [Abstract]
Basis of Presentation	BASIS OF PRESENTATION
The Consolidated Financial Statements of GENFIT have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), and in accordance with IFRS as adopted by the European Union at December 31, 2021. The Comparative information is presented as of and for the years ended December 31, 2019 and December 31, 2020.
The consolidated financial statements have been prepared using the historical cost measurement basis except for certain assets and liabilities that are measured at fair value in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality and aggregation
These consolidated financial statements for the year ended December 31, 2021 were prepared under the responsibility of the Board of Directors that approved such statements on April 6, 2022.
The term IFRS includes International Financial Reporting Standards ("IFRS"), International Accounting Standards (the "IAS"), as well as the Interpretations issued by the Standards Interpretation Committee (the "SIC"), and the International Financial Reporting Interpretations Committee ("IFRIC").
The principal accounting methods used to prepare the Consolidated Financial Statements are described below.
All financial information (unless indicated otherwise) is presented in thousands of euros (€).
Changes in accounting policies and new standards or amendments
With the exception of those mentioned below, the accounting policies applicable for these consolidated annual financial statements are the same as those applied to the previous consolidated annual financial statements.
The following new standards are applicable from January 1, 2021, but do not have any material effect on the Group’s financial statements as of and for the year ended December 31, 2021.
•Amendment to IFRS 4: Extension of the Temporary Exemption from Applying IFRS 9
•Amendment to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark reform– Phase 2
•Amendment to IFRS 16: COVID-19-Related Rent Concessions beyond 30 June 2021
Some Agenda Decisions by the IFRS IC had an effect on the Group's consolidated Financial Statements, as of and for the year ended December 31, 2021.
The impact of the May 2021 IFRS IC decision related to Attributing Benefits to Periods of Service (IAS 19) has been recorded in the 2021 financial statements. The IFRS IC decision has resulted in a review by the Group of the calculation method for the retirement benefit plans under the terms of which:
a.employees are entitled to a retirement benefit provided they are employed by the Company upon retirement (with loss of entitlement in case of early retirement),
b.the retirement benefit depends on length of service, but is capped at a number of years of service.
This change in method resulted in the reduction of the provision for retirement benefits by €226 recognized retrospectively in the Group's equity on the opening balance sheet for the 2020 period.
The April 2021 IFRS IC decision related to accounting for configuration or customization costs in a Software as a Service (SaaS) arrangement was also impactful. The review of these configuration or customization costs by the Group has been completed and resulted in a reduction in the Group's equity of €495 recognized retrospectively on the opening balance sheet for the 2020 period.
Standards, interpretations and amendments issued but not yet effective
The GENFIT Group has not identified any standards or amendments issued and in force and anticipated as of January 1, 2021 or applicable to the periods starting as of January 1, 2022 that may have a significant impact on the Group's consolidated financial statements, notably:
–IFRS 17 Insurance Contracts, effective in 2023
–Amendments to IAS 37 Onerous contracts – Cost of fulfilling a contract, effective in 2022,
–Amendments to IFRS 3 Reference to the Conceptual Framework, effective in 2022
–Amendments to IAS 16 Property, Plant and Equipment: Proceeds before Intended Use , effective in 2023,
–Amendments to IAS 1 and Practice Statement 2 Disclosure of Accounting Policies, effective in 2023,
–Amendments to IAS 8 Definition of Accounting Estimates, effective in 2023,
–Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction, effective in 2023,
–Amendments to IAS 1 Classification of Liabilities as Current or Non-current, effective in 2024
–Annual IFRS improvements, 2018-2020 cycle, effective in 2022.